Schedule of Corporation's Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 180,035
2018	299,534
2019	55
2020	60
2021	459,098
Thereafter	747,407
Total	$ 1,686,189	$ 1,568,774